SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
SEGMENT INFORMATION
Summarizes the Company's net sales generated from different geographic locations

	Years ended December 31,
	2010	2011	2012
	$	$	$
Europe:
- Germany	447,315,689	756,574,856	428,964,360
- Spain	404,130,517	271,071,071	16,743,839
- Italy	409,560,784	262,491,774	79,532,883
- Belgium	87,327,868	40,716,601	6,566,457
- Others	87,786,895	66,679,873	91,100,905
Europe Total	1,436,121,753	1,397,534,175	622,908,444
China	70,782,741	144,739,344	167,953,230
United States	262,300,116	440,298,709	331,212,387
Others	88,484,664	65,329,348	174,580,877
Total net sales	1,857,689,274	2,047,901,576	1,296,654,938